Consolidated Statement of Stockholders' Equity (Parenthetical) - Accumulated Other Comprehensive (Loss) Income, Net of Tax - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in value of derivative instrument, tax	$ 0.6	$ 15.1	$ 1.0
Employee benefit plan liability adjustments, tax	$ 1.2	$ 6.3	$ 12.2